Employee Benefits (Post-Employment) - Summary of Employee Benefits (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 26,494	$ 22,750
Current	887	810
Non-current	25,607	21,940
Total	26,494	22,750
Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	10,231	7,152
Total	10,231	7,152
Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	3,264	2,880
Total	3,264	2,880
Petros 2 Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	989	411
Total	989	411
AMS Medical Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	11,986	12,236
Total	11,986	12,236
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	24	71
Total	$ 24	$ 71